OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares - Equity shares [member] - Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
£ in Millions
12 Months Ended
Dec. 31, 2018 GBP (£)
The Group [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Beginning Balance	£ (35)
Ending Balance
Change in fair value	(98)
Deferred tax	22
(76)
The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Beginning Balance	(35)
Ending Balance
The Bank [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Beginning Balance	(42)
Ending Balance
Change in fair value	(102)
(102)
The Bank [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Beginning Balance	(42)
Ending Balance
Retained Earnings [Member] | The Group [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Disposals	132
Deferred tax	(21)
111
Retained Earnings [Member] | The Bank [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Disposals	144
£ 144